 Supplement dated April 17, 2003 to the Statement of Additional Information of
                          the Funds indicated below.

  The following information replaces and supersedes, as applicable, certain information set forth in the section entitled "Valuation of Shares" in each of the currently effective Statements of Additional Information for each of the Funds listed below.

  Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price.

             SMITH BARNEY AGGRESSIVE GROWTH      December 30, 2002,
               FUND INC.                         As Revised
                                                 January 27, 2003
             SMITH BARNEY ALLOCATION SERIES INC. May 31, 2002
                BALANCED PORTFOLIO
                CONSERVATIVE PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
                INCOME PORTFOLIO
             SMITH BARNEY APPRECIATION FUND INC. April 30, 2002
             SMITH BARNEY EQUITY FUNDS           May 31, 2002
                SMITH BARNEY SOCIAL AWARENESS
                  FUND
             SMITH BARNEY FUNDAMENTAL VALUE
               FUND INC.                         January 28, 2003
             SMITH BARNEY FUNDS, INC.
                SMITH BARNEY LARGE CAP VALUE
                  FUND                           April 30, 2002
             SMITH BARNEY INCOME FUNDS
                SMITH BARNEY BALANCED FUND       November 28, 2002
                SMITH BARNEY CONVERTIBLE FUND    November 28, 2002
                SMITH BARNEY DIVERSIFIED
                  STRATEGIC INCOME FUND          November 28, 2002
                SMITH BARNEY HIGH INCOME FUND    November 28, 2002
                SMITH BARNEY PREMIUM TOTAL
                  RETURN FUND                    April 30, 2002

             SMITH BARNEY INVESTMENT FUNDS INC.
                SMITH BARNEY GROUP SPECTRUM
                  FUND                            January 28, 2003
                SMITH BARNEY HANSBERGER
                  GLOBAL VALUE FUND               August 28, 2002
                SMITH BARNEY INVESTMENT GRADE
                  BOND FUND                       April 30, 2002
                SMITH BARNEY PEACHTREE GROWTH
                  FUND                            April 30, 2002
                SMITH BARNEY PREMIER SELECTIONS
                  ALL CAP GROWTH FUND             August 28, 2002
                SMITH BARNEY PREMIER SELECTIONS
                  GLOBAL GROWTH FUND              August 28, 2002
                SMITH BARNEY PREMIER SELECTIONS
                  LARGE CAP FUND                  August 28, 2002
                SMITH BARNEY SMALL CAP VALUE
                  FUND                            January 28, 2003
                SMITH BARNEY SMALL CAP GROWTH
                  FUND                            January 28, 2003
             SMITH BARNEY INVESTMENT SERIES       February 28, 2003
                SMITH BARNEY GROWTH AND
                  INCOME FUND
                SMITH BARNEY INTERNATIONAL
                  AGGRESSIVE GROWTH FUND
                SMITH BARNEY LARGE CAP CORE
                  FUND
             SMITH BARNEY INVESTMENT TRUST
                SMITH BARNEY CLASSIC VALUES
                  FUND                            February 10, 2003
                SMITH BARNEY LARGE
                  CAPITALIZATION GROWTH FUND      March 28, 2003
                SMITH BARNEY MID CAP CORE FUND    March 28, 2003
             SMITH BARNEY SECTOR SERIES FUND INC. February 28, 2003
                SMITH BARNEY FINANCIAL SERVICES
                  FUND
                SMITH BARNEY HEALTH SCIENCES
                  FUND
                SMITH BARNEY TECHNOLOGY FUND      .

              SMITH BARNEY SMALL CAP CORE
                FUND, INC                        April 30, 2002
              SMITH BARNEY TRUST II
                 SMITH BARNEY DIVERSIFIED LARGE
                   CAP GROWTH FUND               February 28, 2003
                 SMITH BARNEY INTERNATIONAL
                   LARGE CAP FUND                May 1, 2002
                 SMITH BARNEY SMALL CAP GROWTH
                   OPPORTUNITIES FUND            February 28, 2003
              SMITH BARNEY WORLD FUNDS, INC.     February 28, 2003
                 INTERNATIONAL ALL CAP GROWTH
                   PORTFOLIO

FD